Acount Payables and Accruals (Details) - Schedule of Account Payables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Acount Payables [Abstract]
Accrued expenses	$ 532	$ 604
Employee benefits	1,241	1,175
Subsidiary government grant advances		314
Other	10	11
Acounts payable and Accrued total	$ 1,783	$ 2,104